Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts
As at September 30, 2017, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate (1)	Expected Maturity
				2017	2018
				(in thousands of U.S. Dollars)
Norwegian Kroner	165,000	532	8.20	12,289	7,829
Euro	3,750	320	0.92	4,087	—
		852		16,376	7,829
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Schedule of Cross Currency Contracts Statement of Financial Position
As at September 30, 2017, the Partnership was committed to the following cross currency swaps:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

224,970 (1)(2)(3)	38,002	NIBOR	5.75%	8.84%	(10,731)	1.2
283,100 (1)(2)(4)	50,794	NIBOR	5.75%	7.58%	(16,402)	1.3
1,000,000	162,200	NIBOR	4.25%	7.45%	(42,414)	1.3
					(69,547)
(1) Notional amount reduces equally with NOK bond repayments (see note 5).
(2) These swaps were partially settled during the three months ended September 30, 2017. The remaining amounts of the swaps were settled in October 2017 (see note 15).

(3)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 3.9 million for $0.7 million (see note 5).
(4) Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 6.8 million for $1.2 million (see note 5).

Interest Rate Swap Agreements
As at September 30, 2017, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	600,000	(134,087)	8.2	4.8%
U.S. Dollar-denominated interest rate swaps (3) (4)	LIBOR	1,080,298	(51,142)	4.4	2.8%
		1,680,298	(185,229)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at September 30, 2017, ranged between 0.30% and 4.75%

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

(4)
During the three and nine months ended September 30, 2017 the Partnership and the applicable financial institutions agreed to lower the fixed interest rate on certain of the swaps, extend the termination option of such swaps by two years to 2021, and eliminate the related financial guarantee and security package currently provided by Teekay Corporation in return for a prepayment amount and fees.

Derivative Instruments, Gain (Loss)
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended September 30, 2017				Three Months Ended September 30, 2016
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
—	(424)	—	Interest expense	640	—	126	Interest expense
—	(424)	—		640	—	126

Nine Months Ended September 30, 2017				Nine Months Ended September 30, 2016
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(460)	(1,186)	(7)	Interest expense	(3,870)	—	984	Interest expense
(460)	(1,186)	(7)		(3,870)	—	984

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at September 30, 2017
Foreign currency contracts	898	—	—	(46)	—
Cross currency swaps	—	—	(1,521)	(13,718)	(54,308)
Interest rate swaps	315	791	(6,407)	(39,882)	(140,046)
	1,213	791	(7,928)	(53,646)	(194,354)

As at December 31, 2016
Foreign currency contracts	119	—	—	(1,634)	(271)
Cross currency swaps	—	—	(2,375)	(20,281)	(114,723)
Interest rate swaps	181	2,597	(5,653)	(33,087)	(167,144)
	300	2,597	(8,028)	(55,002)	(282,138)

Effect of Losses on Derivatives
The effect of the (loss) gain on these derivatives in the consolidated statements of (loss) income for the three and nine months ended September 30, 2017 and 2016 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Realized (loss) gain on derivative instruments
Interest rate swaps	(48,974)	(13,507)	(69,936)	(40,989)
Foreign currency forward contracts	1,048	(1,764)	640	(6,384)
	(47,926)	(15,271)	(69,296)	(47,373)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	28,465	31,894	19,097	(67,845)
Foreign currency forward contracts	229	3,624	2,638	12,938
	28,694	35,518	21,735	(54,907)
Total realized and unrealized (loss) gain on derivative instruments	(19,232)	20,247	(47,561)	(102,280)

Effect of Gain on Cross Currency Swaps on Consolidated Statements of Income (Loss)
The effect of the gain on cross currency swaps in the consolidated statements of (loss) income for the three and nine months ended September 30, 2017 and 2016 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Realized loss	(42,987)	(3,330)	(49,501)	(41,276)
Unrealized gain	54,488	19,803	66,978	58,276
Total realized and unrealized gain on cross currency swaps	11,501	16,473	17,477	17,000